PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses	$ 3,349,990	$ 1,305,088		$ 832,280
Deposits	59,925	226,189		223,718
Other receivables	80,531	17,440		9,037
Total	$ 3,490,446	$ 1,548,717	[1]	$ 1,065,035	[1]

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination